Generation Wave Growth Fund
a series of MUTUALS.com

September 13, 2005

Supplement to the Statement of Additional Information
Dated July 29, 2005

Effective September 7, 2005, Dan S. Ahrens no longer serves as President, Treasurer and Portfolio Manager for the Generation Wave Growth Fund (the “Fund”). Effective September 7, 2005, Michael J. Henry serves as President, Treasurer and Portfolio manager of the Fund.

The following information contained in the Statement of Additional Information is hereby amended as follows:

The information about Mr. Ahrens under the Sub-Heading entitled “Interested Trustee and Officers” on page 29, the Heading entitled “Investment Advisor” on page 32 and the Heading entitled “Portfolio Manager” on page 34 is hereby removed.

The following information is added under the Sub-Heading entitled “Interested Trustee and Officers” on page 29:

Interested Trustee* and Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupations(s)During Past 5 Years	# of Portfolios in Fund Complex Overseen byTrustee	Other Trusteeships Held by Trustee
Michael J. Henry 700 North Pearl Street, Suite 900 Age: 25	President and Treasurer	Indefinite Term; since September 2005

President, Mutual Advisors, Inc. (September 2005 - present); President, Peterson, Goldman & Villani, Inc. (February 2004 - September 2005); Vice President, Peterson, Goldman & Villani, Inc., (March 2003 - February  2004); Financial Consultant, Mutuals.com, Inc. (October 2002 - June 2005); Financial Analyst, Conseco Financial Corp. (June 2002 - October 2002); Sales Representative,  Northern Tool & Equipment Co. (May 1999 - June 2002).
				N/A	N/A

The following information is added as the last two sentences of the fifth paragraph under the heading “Investment Advisor” on page 32:

The Current Advisor is a new entity of which Mr. Henry is the President and Treasurer. Mr. Henry has been the Fund’s Portfolio Manager since September 2005.

The following information is added under the Heading “Portfolio Manager” on page 34:

As previously stated in the prospectus, Mr. Michael J. Henry is the Portfolio Manager for the Fund and since September 2005 serves as President and Treasurer of the Advisor.

The following provides information regarding other accounts managed by Mr. Henry as of July 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$104 Million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Henry’s compensation as the Fund’s Portfolio Manager is a fixed salary that is set by industry standards. He does not receive deferred compensation and his salary is not based on Fund performance. Mr. Henry does not receive a bonus and does not have a retirement plan as part of his compensation.

The Advisor does not anticipate that any material conflicts will arise out of Mr. Henry’s management of the Fund and other accounts.

As of July 31, 2005 Mr. Henry beneficially owned shares of the Fund in the dollar range of $10,000.

Please retain this Supplement with your Statement of Additional Information for future reference.

Vice Fund
a series of MUTUALS.com

September 13, 2005

Supplement to the Statement of Additional Information
Dated July 29, 2005

Effective September 7, 2005, Dan S. Ahrens no longer serves as President, Treasurer and Portfolio Manager for the Generation Wave Growth Fund (the “Fund”). Effective September 7, 2005, Michael J. Henry serves as President, Treasurer and Portfolio manager of the Fund.

The following information contained in the Statement of Additional Information is hereby amended as follows:

The information about Mr. Ahrens under the Sub-Heading entitled “Interested Trustee and Officers” on page 23, the Heading entitled “Investment Advisor” on page 27 and the Heading entitled “Portfolio Manager” on page 28 is hereby removed.

The following information is added under the Sub-Heading entitled “Interested Trustee and Officers” on page 23:

Interested Trustee* and Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupations(s)During Past 5 Years	# of Portfolios in Fund Complex Overseen byTrustee	Other Trusteeships Held by Trustee
Michael J. Henry 700 North Pearl Street, Suite 900 Age: 25	President and Treasurer	Indefinite Term; since September 2005

President, Mutual Advisors, Inc. (September 2005 - present); President, Peterson, Goldman & Villani, Inc. (February 2004 - September 2005); Vice President, Peterson, Goldman & Villani, Inc., (March 2003 - February  2004); Financial Consultant, Mutuals.com, Inc. (October 2002 - June 2005); Financial Analyst, Conseco Financial Corp. (June 2002 - October 2002); Sales Representative,  Northern Tool & Equipment Co. (May 1999 - June 2002).
				N/A	N/A

The following information is added as the last two sentences of the fifth paragraph under the heading “Investment Advisor” on page 27:

The Current Advisor is a new entity of which Mr. Henry is the President and Treasurer. Mr. Henry has been the Fund’s Portfolio Manager since September 2005.

The following information is added under the Heading “Portfolio Manager” on page 28:

As previously stated in the prospectus, Mr. Michael J. Henry is the Portfolio Manager for the Fund and since September 2005 serves as President and Treasurer of the Advisor.

The following provides information regarding other accounts managed by Mr. Henry as of July 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$104 Million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Henry’s compensation as the Fund’s Portfolio Manager is a fixed salary that is set by industry standards. He does not receive deferred compensation and his salary is not based on Fund performance. Mr. Henry does not receive a bonus and does not have a retirement plan as part of his compensation.

The Advisor does not anticipate that any material conflicts will arise out of Mr. Henry’s management of the Fund and other accounts.

As of July 31, 2005 Mr. Henry beneficially owned shares of the Fund in the dollar range of $10,000.

Please retain this Supplement with your Statement of Additional Information for future reference.